Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Columbia Technology Portfolio

(the “Portfolio”)

Supplement dated March 5, 2021

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2020, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Columbia Technology Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” references to Jeetil Patel are deleted and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since
Sanjiv Wadhwani Technology Team Member	March 2021

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “Columbia Management Investment Advisers, LLC (CMIA)” is deleted in its entirety and replaced with the following:

The CMIA portfolio managers responsible for managing the SA Columbia Technology Portfolio are Paul H. Wick, Shekhar Pramanick, Sanjay Devgan, Christopher Boova, Vimal Patel and Sanjiv Wadhwani. Mr. Wick joined one of the CMIA legacy firms or acquired business lines in 1987. Mr. Wick began his investment career in 1987. Dr. Pramanick joined CMIA in 2012. Dr. Pramanick began his investment career in 1993. Mr. Devgan joined CMIA in 2012. Mr. Devgan began his investment career in 1995. Mr. Boova joined one of the CMIA legacy firms or acquired business lines in 2000. Mr. Boova began his investment career in 1995. Mr. Patel joined CMIA in 2014. Mr. Patel began his investment career in 2001. Mr. Wadhwani joined CMIA in 2016. Mr. Wadhwani began his investment career in 1998.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-CT1.2 (3/21)

Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA Columbia Technology Portfolio

(the “Portfolio”)

Supplement dated March 5, 2021

to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2020, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to Columbia Management Investment Advisers, LLC (“Columbia”), Jeetil Patel’s information is deleted and the following is added:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of 1/31/2021)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
Columbia	Wadhwani, Sanjiv	None	$0	None	$0	7	$2.18

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAST_SAI_SUP9.1 (3/21)